Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000124378 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class I
Trading Symbol	CPUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund's performance compares to the returns of similar investments for the reporting period.  The Fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of Investment graded structured credit.
TOP PERFORMANCE CONTRIBUTORS
 - Sector allocation modestly contributed positively to the Fund's relative performance, as overweight high yield corporates, and non-US IG holdings outperformed as spreads compressed over the year
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  CLO holdings, Intel, Farmers Insurance (hybrid) and Southern California Edison (hybrid) were the top contributors to performance while Lincoln Insurance, Braskem, and Geopark underperformed
 - Duration was a positive contributor as the Fund periodically positioned long earning a bit of additional carry from the steep yield curve and positioning for the expectation of Federal Reserve cuts pushing yields lower
TOP PERFORMANCE DETRACTORS
- Sector allocation overweight to Treasuries and overweight to Energy as well as CLO's detracted from performance as the high-quality sectors underperformed in the face of spread compression although security selection in CLOs contributed positively
- Yield curve positioning detracted as the overweight to the 5yr contributed positively as the curve steepened in anticipation of eventual Fed cuts but this was negatively offset by a small overweight in the long end of the curve|

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class I/CPUIX)	7.00%	0.92%	3.20%
Bloomberg Credit Bond	6.83%	0.12%	2.80%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Net Assets	$ 207,112,668
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 297,247
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,112,668
Total number of portfolio holdings	450
Total advisory fees paid (net)	$297,247
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124377 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class C
Trading Symbol	CPUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$162	1.57%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund's performance compares to the returns of similar investments for the reporting period.  The Fund seeks to provide current income and outperformed the stated benchmark by investing primarily in the US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation modestly contributed positively to the Fund's relative performance, as overweight high yield corporates, and non-US IG holdings outperformed as spreads compressed over the year
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  CLO holdings, Intel, Farmers Insurance (hybrid) and Southern California Edison (hybrid) were the top contributors to performance while Lincoln Insurance, Braskem and Geopark underperformed
- Duration was a positive contributor as the Fund periodically positioned long earning a bit of additional carry form the steep yield curve and positioning for the expectation of Federal Reserve cuts pushing yields lower
TOP PERFORMANCE DETRACTORS
- Sector allocation overweight to Treasuries and overweight to Energy as well as CLO's detracted from performance as the high-quality sectors underperformed in the face of spread compression although security selection in the CLOs contributed positively
- Yield curve positioning detracted as the overweight to the 5yr contributed positively as the curve steepened in anticipation of eventual Fed cuts but this was negatively offset by a small overweight in the long end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class C/CPUCX)[1]	4.94%	-0.08%	2.17%
AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load	5.94%	-0.08%	2.17%
Bloomberg Credit Bond	6.83%	0.12%	2.80%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Net Assets	$ 207,112,668
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 297,247
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,112,668
Total number of portfolio holdings	450
Total advisory fees paid (net)	$297,247
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124376 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class A
Trading Symbol	CPUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund's performance compares to the returns of similar investments for the reporting period.  The Fund seeks to provide current income and outperformed the stated benchmark by investing primarily in the US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation modestly contributed positively to the Fund's relative performance, as overweight high yield corporates, and non-US IG holdings outperformed as spreads compressed over the year
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  CLO holdings, Intel, Farmers Insurance (hybrid) and Southern California Edison (hybrid) were the top contributors to performance while Lincoln Insurance, Braskem and Geopark underperformed
- Duration was a positive contributor as the Fund periodically positioned long earning a bit of additional carry from the steep yield curve and positioning for the expectation of Federal Reserve cuts pushing yields lower
TOP PERFORMANCE DETRACTORS
- Sector allocation overweight to Treasuries and overweight to Energy as well as CLOs detracted from performance as the high-quality sectors underperformed in the face of spread compression although security selection in CLOs contributed positively
- Yield curve positioning detracted as the overweight to the 5yr contributed positively as the curve steepened in anticipation of eventual Fed cuts but this was negatively offset by a small overweight in the long end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class A/CPUAX)[1]	3.42%	0.05%	2.61%
AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load	6.61%	0.67%	2.92%
Bloomberg Credit Bond	6.83%	0.12%	2.80%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	Maximum sales charge (load) of 3.00% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Net Assets	$ 207,112,668
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 297,247
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,112,668
Total number of portfolio holdings	450
Total advisory fees paid (net)	$297,247
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 3.88%, 5/31/2027	1.9%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.07%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142996 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class A
Trading Symbol	ASDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2025, the AAM/HIMCO Short Duration Fund Class A produced positive performance of 5.85%, before applicable sales charges.  The Bloomberg 1-3 Year U.S. Government/Credit Index ("Index") returned 5.94% over the same period.  The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash.  The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to CMBS, ABS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial sub-sector of investment grade corporates was a positive contributor
TOP PERFORMANCE DETRACTORS
- A shorter interest rate duration position relative to the Index was a detractor given the rally in interest rates over the course of the 12-month period
- The portfolio's cash position was a drag on performance given the relative outperformance of the spread sectors
- An underweight to investment grade corporates slightly detracted
- Security Selection within the Financial sub-sector of investment grade corporates detracted
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance to the Index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class A/ASDAX)[1]	3.16%	2.38%	2.31%
AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load	5.85%	2.91%	2.56%
Bloomberg 1-3 Year US Government/Credit	5.94%	1.58%	1.84%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	Maximum sales charge (load) of 2.50% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Net Assets	$ 349,109,017
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 1,010,632
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$349,109,017
Total number of portfolio holdings	266
Total advisory fees paid (net)	$1,010,632
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142998 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class I
Trading Symbol	ASDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2025, the AAM/HIMCO Short Duration Fund Class I produced positive performance of 6.00%.  The Bloomberg U.S. Government/Credit Index ("Index") returned 5.94% over the same period.  The Fund was primarily invested in the U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash.  The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to CMBS, ABS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the industrial sub-sector of investment grade corporates was a positive contributor
TOP PERFORMANCE DETRACTORS
- A shorter interest rate duration position relative to the index was a detractor given the rally in interest rates over the 12-month period
- The portfolio's cash position was a drag on performance given the outperformance of the spread sectors
- An underweight to investment grade corporates slightly detracted
- Security selection within the Financial sub-sector of investment grade corporates detracted
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	6.00%	3.16%	2.81%
Bloomberg 1-3 Year US Government/Credit	5.94%	1.58%	1.84%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Net Assets	$ 349,109,017
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 1,010,632
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$349,109,017
Total number of portfolio holdings	266
Total advisory fees paid (net)	$1,010,632
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142997 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class C
Trading Symbol	ASDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$163	1.59%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2025, the AAM/HIMCO Short Duration Fund Class C produced positive performance of 5.00%, before applicable sales charges.  The Bloomberg 1-3 Year U.S. Government/Credit Index ("Index") returned 5.94% over the same period.  The Fund was primarily invested in U.S. Treasuries, Investment grade corporates, high yield corporates, bank loans, securitized sectors and cash.  The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to CMBS, ABS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial sub-sector of investment grade corporates was a positive contributor
TOP PERFORMANCE DETRACTORS
- A shorter interest rate duration position relative to the index was a detractor given the rally in interest rates over the course of the 12-month period
- The portfolio's cash position was a drag on the performance given the relative outperformance of the spread sectors
-  An underweight to investment grade corporates slightly detracted
- Security selection within the Financial sub-sector of investment grade corporates detracted
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class C/ASDCX)[1]	4.00%	2.12%	1.80%
AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load	5.00%	2.12%	1.80%
Bloomberg 1-3 Year US Government/Credit	5.94%	1.58%	1.84%
Bloomberg Aggregate Bond Index*	6.08%	-0.73%	1.76%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Net Assets	$ 349,109,017
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 1,010,632
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$349,109,017
Total number of portfolio holdings	266
Total advisory fees paid (net)	$1,010,632
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.50%, 3/31/2026	1.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.